FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

Description	Level	March 31, 2021
Assets:
Marketable securities held in Trust Account	1	$230,016,101

Liabilities:
Warrant Liability - Public Warrants	3	45,425,000
Warrant Liability - Private Placement Warrants	3	25,200,000

		December 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account .	1	$229,967,028
Liabilities:
Warrant Liability – Public Warrants	3	12,880,000
Warrant Liability – Private Placement Warrants	3	6,900,000

Schedule of key inputs into valuing warrant liabilities

	Level	March 31, 2021
Strike Price		$11.50
Risk Free Rate	(a)	1.00%
Expected Volatility	(b)	28.0%
Terms (Years)	(c)	5.36
Probability of Acquisition	(d)	95.0%
(a) Based on the linearly interpolated treasury rate
(b) Blended volatility based upon weighted average of time pre announcement and post announcement
(c) As of the measurement date until assumed expiration
(d) Based upon success of SPACs in completing business combination

		December 4, 2020	December 31, 2020
		(Initial Measurement)
Strike Price		$11.50	$11.50
Risk Free Rate	(a)	0.5%	0.5%
Expected Volatility	(b)	19.0%	19.0%
Term (Years)	(c)	5.75%	5.57%
Probability of Acquisition	(d)	80%	85%
(a)	Based on the linearly interpolated treasury rate
(b)	Blended volatility based upon weighted average of time pre announcement and post announcement
(c)	As of the measurement date until assumed expiration
(d)	Based upon success of SPACs in completing business combination

Schedule of change in the fair value of the warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair Value as of December 31, 2020	$6,900,000	$12,880,000.00	$19,780,000

Change in valuation inputs or other assumptions	18,300,000	32,545,000	50,845,000

Fair Value as of March 31, 2021	$25,200,000	$45,425,000	$70,625,000

	Private		Warrant
	Placement	Public	Liabilities

Fair value as of September 23, 2020	$—	$—	$—
Initial measurement on December 4, 2020	6,000,000	12,190,000	18,190,000
Change in valuation inputs or other assumptions	900,000	690,000	1,590,000
Fair value as of December 31, 2020	$6,900,000	$12,880,000	$19,780,000